CONSOLIDATED STATEMENTS OF SHAREOWNERS' EQUITY (USD $) In Millions, unless otherwise specified	Total	TOTAL EQUITY ATTRIBUTABLE TO SHAREOWNERS OF THE COCA-COLA COMPANY	COMMON STOCK	CAPITAL SURPLUS	REINVESTED EARNINGS	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	TREASURY STOCK	EQUITY ATTRIBUTABLE TO NONCONTROLLING INTERESTS
Balance at beginning of year at Dec. 31, 2009				$ 7,657	$ 41,618	$ (838)	$ (25,398)	$ 547
Balance at beginning of year (in shares) at Dec. 31, 2009			4,605
Common Stock			1,760
Increase (Decrease) in Stockholders' Equity
Purchases of treasury stock (in shares)			(98)
Treasury stock issued to employees related to stock compensation plans (in shares)			76
Stock issued to employees related to stock compensation plans				855			824
Replacement share-based awards issued in connection with an acquisition				237
Tax benefit (charge) from employees stock option and restricted stock plans				48
Stock-based compensation				380
Other activities				0
Net income attributable to shareowners of The Coca-Cola Company	11,787				11,787
Dividends (per share — $1.02, $0.94 and $0.88 in 2012, 2011 and 2010, respectively)					(4,068)
Net other comprehensive income (loss)		(671)				(671)
Purchases of treasury stock							(3,188)
TOTAL EQUITY ATTRIBUTABLE TO SHAREOWNERS OF THE COCA-COLA COMPANY	31,003
Net income attributable to noncontrolling interests	50							50
Net foreign currency translation adjustment								(12)
Dividends paid to noncontrolling interests								(32)
Acquisition of interests held by noncontrolling owners								0
Contributions by noncontrolling interests								1
Increase due to business combinations								13
Deconsolidation of certain variable interest entities								(253)
Balance at end of year at Dec. 31, 2010				9,177	49,337	(1,509)	(27,762)	314
Balance at end of year (in shares) at Dec. 31, 2010			4,583
Common Stock	1,760		1,760
Increase (Decrease) in Stockholders' Equity
Purchases of treasury stock (in shares)			(127)
Treasury stock issued to employees related to stock compensation plans (in shares)			70
Stock issued to employees related to stock compensation plans				724			830
Replacement share-based awards issued in connection with an acquisition				0
Tax benefit (charge) from employees stock option and restricted stock plans				79
Stock-based compensation				354
Other activities				(2)
Net income attributable to shareowners of The Coca-Cola Company	8,584				8,584
Dividends (per share — $1.02, $0.94 and $0.88 in 2012, 2011 and 2010, respectively)					(4,300)
Net other comprehensive income (loss)		(1,265)				(1,265)
Purchases of treasury stock							(4,372)
TOTAL EQUITY ATTRIBUTABLE TO SHAREOWNERS OF THE COCA-COLA COMPANY	31,635
Net income attributable to noncontrolling interests	62							62
Net foreign currency translation adjustment								(52)
Dividends paid to noncontrolling interests								(38)
Acquisition of interests held by noncontrolling owners								0
Contributions by noncontrolling interests								0
Increase due to business combinations								0
Deconsolidation of certain variable interest entities								0
Balance at end of year at Dec. 31, 2011	31,921			10,332	53,621	(2,774)	(31,304)	286
Balance at end of year (in shares) at Dec. 31, 2011			4,526
Common Stock	1,760		1,760
Increase (Decrease) in Stockholders' Equity
Purchases of treasury stock (in shares)			(121)
Treasury stock issued to employees related to stock compensation plans (in shares)			64
Stock issued to employees related to stock compensation plans				640			786
Replacement share-based awards issued in connection with an acquisition				0
Tax benefit (charge) from employees stock option and restricted stock plans				144
Stock-based compensation				259
Other activities				4
Net income attributable to shareowners of The Coca-Cola Company	9,019				9,019
Dividends (per share — $1.02, $0.94 and $0.88 in 2012, 2011 and 2010, respectively)					(4,595)
Net other comprehensive income (loss)		(611)				(611)
Purchases of treasury stock							(4,491)
TOTAL EQUITY ATTRIBUTABLE TO SHAREOWNERS OF THE COCA-COLA COMPANY	32,790
Net income attributable to noncontrolling interests	67							67
Net foreign currency translation adjustment								38
Dividends paid to noncontrolling interests								(48)
Acquisition of interests held by noncontrolling owners								(15)
Contributions by noncontrolling interests								0
Increase due to business combinations								50
Deconsolidation of certain variable interest entities								0
Balance at end of year at Dec. 31, 2012	$ 33,168			$ 11,379	$ 58,045	$ (3,385)	$ (35,009)	$ 378
Balance at end of year (in shares) at Dec. 31, 2012			4,469